Segment, Customer and Geographic Information (Schedule of Information Based on Geographic Areas) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of geographical areas [line items]
Total revenues	$ 751,304	$ 691,796	$ 573,957
Israel [Member]
Disclosure of geographical areas [line items]
Total revenues	624,957	618,830	516,668
United States [Member]
Disclosure of geographical areas [line items]
Total revenues	$ 126,347	$ 72,966	$ 57,289